Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill
Schedule of details of and movement in goodwill

		Thousands of Euros
		Balance at	Translation	Balance at
	Segment	31/12/2015	differences	31/12/2016
Net value
Grifols UK.Ltd. (UK)	Bioscience	9,362	(1,337)	8,025
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	6,118
Biomat USA, Inc.(USA)	Bioscience	186,907	6,132	193,039
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,961	173	10,134
Grifols Therapeutics, Inc. (USA)	Bioscience	2,041,137	67,002	2,108,139
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	40,516
Grifols Diagnostic (Novartis) (USA, Switzerland and Hong Kong)	Diagnostic	1,232,358	39,666	1,272,024

		3,532,359	111,636	3,643,995

		Thousands of Euros
		Balance at	Business	Translation	Balance at
	Segment	31/12/2016	Combination	differences	31/12/2017
Net value
Grifols UK.Ltd. (UK)	Bioscience	8,025	—	(280)	7,745
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	193,039	40,101	(27,886)	205,254
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	10,134	—	(591)	9,543
Grifols Therapeutics, Inc. (USA)	Bioscience	2,108,139	—	(255,234)	1,852,905
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	1,272,024	1,466,420	(302,537)	2,435,907
Kiro Grifols S.L. (Spain)	Hospital	—	26,510	—	26,510

		3,643,995	1,533,031	(586,528)	4,590,498

			(See note 3)

Schedule of key assumptions used in calculating impairment of CGUs

The key assumptions used in calculating impairment of the CGUs for 2016 were as follows:

	Perpetual Growth rate	Pre-tax discount rate

Bioscience	2%	8.60%
Diagnostic	2%	10.30%

The key assumptions used in calculating impairment of the CGUs for 2017 have been as follows:

	Perpetual Growth rate	Pre-tax discount rate

Bioscience	2%	9.50%
Diagnostic	2%	10.60%
Hospital	1.40%	13.30%